MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	¥ 2,484,000	$ 367,902	¥ 6,532,000	¥ 15,420,000